Related Party Transactions	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions
22.	RELATED PARTY TRANSACTIONS

The Group’s related party transactions and balances substantially relate to Shanda Interactive, the Group’s former controlling owner, and companies under the direct or indirect control thereof. As further described in Note 1 (under “Shareholder changes”), from November 26, 2014, Shanda Interactive no longer had an ownership interest in the Group. The Group evaluated the facts and circumstances and concluded Shanda Interactive (and companies under the direct or indirect control thereof) were no longer related parties following this event. Accordingly, balance sheet amounts previously classified as related party amounts as of December 31, 2013 are no longer classified as related party amounts as of December 31, 2014 in the accompanying consolidated financial statements. The Group has classified amounts as related party amounts for the full year of 2014 within the accompanying consolidated statement of operations and comprehensive income for purposes of consistency and given the amount related to the period after cessation of Shanda Interactive’s ownership interest is insignificant.

Transactions pertaining to online gaming business and interest on lendings and borrowings

During the years ended December 31, 2012, 2013, and 2014, significant related party transactions were as follows:

	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Activity related to online gaming business:
Sales agent fees paid to companies under control of Shanda	(49,543)	(41,889)	(19,713)
Promotion service fees paid to companies under control of Shanda	(3,914)	(2,770)	(2,924)
Technical service fees paid to companies under control of Shanda	(20,308)	(19,757)	(7,628)
Online game licensing fees received from companies under control of Shanda	1,538	416	5,405
Platform service fees and sales agent fees received from companies under control of Shanda	57,101	34,697	17,712
Benefit from reversal of corporate general expenses allocated from Shanda	3,467	—	—
Rental fee paid to companies under control of Shanda	(18,511)	(34,434)	(31,164)
Service fees paid to companies under control of Shanda	(9,434)	(20,365)	(19,572)
Interest on loans to or from Shanda or companies under its control:
Interest expense for loans from Shanda and companies under control of Shanda	(26,787)	(28,766)	(2,048)
Interest income from loans to Shanda and companies under control of Shanda	83,711	48,588	1,668

Amounts due from and due to related parties

As of December 31, 2013 and 2014, outstanding balances due from and due to related parties were as follows. Despite no longer representing related party amounts at December 31, 2014 due to the cessation of Shanda Interactive’s ownership interest in the Group, amounts are presented in the following table for purposes of consistency.

	December 31, 2013	December 31, 2014
	RMB	RMB
Amounts due from related parties:
Accounts receivable from companies under control of Shanda	38,138	14,793
Other receivables from Shanda	236	237
Other receivables from companies under control of Shanda	70,962	40,602
Prepaid expenses paid to companies under control of Shanda	—	80,345
Amounts due to related parties:
Accounts payable to companies under control of Shanda	20,704	13,496
Deferred acquisition consideration payable to Shanda (Note 4)	867,464	—
Other payables to companies under control of Shanda	2,827	5,827

Except for loan transactions (included in “other receivables” and “other payables” above), the accounts receivable from and accounts payable to companies under the control of Shanda, mainly arising from the related party activity pertaining to the online gaming business described in the foregoing section of this note, are interest free, unsecured and can be settled on demand.

The Group, in years prior to 2014 and the cessation of ownership by Shanda Interactive, from time to time extended interest-bearing loans to, or borrowed interest-bearing funds from Shanda or companies under its control. Such transactions were in part motivated by the Group’s, Shanda’s, or Shanda’s affiliates’ needs to borrow or lend U.S. dollar denominated or RMB denominated funds under various circumstances. Before entering into these transactions, these arrangements were reviewed and assessed to ensure their fairness and that they would not pose incremental credit or interest risk to the Group.

Loans to related parties prior to 2014

The Group in the past extended various RMB-denominated loans to companies under the control of Shanda as part of the efforts to manage the Group’s surplus cash resources.

•	In October and November 2010, the Group originated unsecured RMB-denominated loans with an aggregate principal amount of RMB503.0 million (US$80.7 million) to a company under the control of Shanda. These loans were originally due in September 2011 and their terms were later extended to June 2013. The interest rates on these loans for both the initial and the renewed terms were 5.68% per year, which were higher than the prevailing one-year deposit rates when the loans were originated and renewed, respectively.

•	In February 2011, the Group originated an unsecured RMB-denominated entrusted loan of RMB20.0 (US$3.2 million) million to a company under the control of Shanda. This loan was originally due in August 2011 and its term was later extended to February 2013. The interest rate on this loan for both the initial and the renewed terms was 6.71% per year, which was higher than the prevailing one-year deposit rates when the loan was originated and renewed, respectively.

•	In August 2011, the Group originated unsecured RMB-denominated entrusted loans with an aggregate principal amount of RMB300.0 million (US$48.2 million) to a company under the control of Shanda. These loans were originally due in August 2012 and their terms were later extended to August 2013. The interest rates on these loans for the initial and the renewed terms were 5.93% and 5.40% per year, respectively, which were higher than the prevailing one-year deposit rates when the loans were originated and renewed, respectively.

•	In February 2012, the Group originated an unsecured RMB-denominated entrusted loan of RMB115.0 million (US$18.5 million) to a company under the control of Shanda. This loan was originally due in February 2013 and its term was later extended to February 2014. The interest rates on this loan for the initial and the renewed terms were 5.93% and 5.43% per year, respectively, which were higher than the prevailing one-year deposit rates when the loan was originated and renewed, respectively.

All of the preceding loans were repaid by December 31, 2013.

•	In 2011, the Group originated unsecured RMB-denominated loans with an aggregate principal amount of RMB417.4 million (US$66.3 million) to companies under the control of Shanda. In 2012, the Group originated unsecured RMB-denominated loans with an aggregate principal amount of RMB404.3 million (US$65.6 million) to companies under the control of Shanda. Most of these loans were repaid in 2013. The outstanding balance was RMB25.0 million (US$4.1 million) as of December 31, 2014.

Borrowings and lendings related to Shanda’s privatization

In connection with Shanda Interactive’s privatization in February 2012, the Group engaged in a series of closely linked third-party and related-party borrowing and lending transactions. These transactions were motivated primarily by Shanda’s needs for funds in U.S. dollars, its excess RMB-denominated cash resources, and the Group’s access to both RMB-denominated and U.S. dollar-denominated cash resources and funding sources. The key actions taken were as follows:

•	In February 2012, the Group borrowed, in the form of unsecured entrusted RMB-denominated loans, an aggregate principal amount of RMB926.0 million (US$148.6 million) from a company under the control of Shanda. These RMB-denominated loans carried an interest rate of 3% per year. Concurrently, the Group provided U.S. dollar-denominated loans to Shanda with an aggregate amount of US$160.0 million (RMB1,005.7 million). The interest rate on these U.S. dollar-denominated loans was 3% per year. All of these borrowings and lendings were repaid by December 31, 2013.

•	In order to bridge the loans described above and obtain the U.S. dollars necessary to lend to Shanda, the Group borrowed US$156.0 million (equivalent to RMB980.5 million) from China Minsheng Bank at an interest rate of 6% per year, by pledging certain RMB-denominated short-term investments with China Minsheng Bank in an aggregate amount of RMB983.8 million, which earned interest at rates ranging from 5.46% to 6.94% per year, as collateral. Such short-term investments were financed primarily with the proceeds from the RMB926.0 million entrusted loans described above. The interest rates on the China Minsheng Bank loan and the collateral were structured with an aim to cancel out the related interest income and expenses. This borrowing was repaid in February 2013 via conversion of RMB funds for U.S. dollars and the pledge was released.

With respect to the aforementioned transactions relating to Shanda’s privatization, interest income was RMB79.9 million and interest expense was RMB78.7 million, resulting in net interest income of RMB1.2 million for the year ended December 31, 2012. Up to the respective loan maturity dates, interest income was RMB9.4 million and interest expense was RMB9.3 million, resulting in net interest income of RMB0.1 million for the year ended December 31, 2013. There was no impact for 2014.

With respect to all lendings and borrowings with Shanda and affiliates thereof, regardless of whether related to recurring business activities or Shanda’s privatization, interest income was RMB83.7 million and interest expense was RMB26.8 million, resulting in net interest income of RMB56.9 million for the year ended December 31, 2012. For 2013, interest income was RMB48.6 million and interest expense was RMB28.8 million, resulting in net interest income of RMB19.8 million. For 2014, interest income was RMB1.7 million (US$0.3 million) and interest expense was RMB2.0 million (US$0.3 million), resulting in net interest expense of RMB0.3 million (less than US$0.1 million).